Shareholder Report, Holdings (Details)	Dec. 31, 2025
Applied Finance Valuation Large Cap ETF | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.44%
Applied Finance Valuation Large Cap ETF | Nvidia Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.63%
Applied Finance Valuation Large Cap ETF | Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.55%
Applied Finance Valuation Large Cap ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.87%
Applied Finance Valuation Large Cap ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.54%
Applied Finance Valuation Large Cap ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.47%
Applied Finance Valuation Large Cap ETF | Visa, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.08%
Applied Finance Valuation Large Cap ETF | Mastercard, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.06%
Applied Finance Valuation Large Cap ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Applied Finance Valuation Large Cap ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.76%
Applied Finance Valuation Large Cap ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.03%
Applied Finance Valuation Large Cap ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.21%
Applied Finance Valuation Large Cap ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.15%
Applied Finance Valuation Large Cap ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.41%
Applied Finance Valuation Large Cap ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.61%
Applied Finance Valuation Large Cap ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.21%
Applied Finance Valuation Large Cap ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.08%
Applied Finance Valuation Large Cap ETF | Information Technology - Hardware Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.69%
Applied Finance Valuation Large Cap ETF | Information Technology - Software & Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.82%
Applied Finance Valuation Large Cap ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.23%
Applied Finance Valuation Large Cap ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
Applied Finance Valuation Large Cap ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.99%
Applied Finance IVS US SMID ETF | Ryman Hospitality Properties, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.19%
Applied Finance IVS US SMID ETF | Nextpower, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Applied Finance IVS US SMID ETF | The Ensign Group, Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Applied Finance IVS US SMID ETF | InterDigital, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Applied Finance IVS US SMID ETF | Maximus, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.62%
Applied Finance IVS US SMID ETF | Option Care Health, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Applied Finance IVS US SMID ETF | Southwest Gas Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.44%
Applied Finance IVS US SMID ETF | PJT Partners, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.41%
Applied Finance IVS US SMID ETF | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Applied Finance IVS US SMID ETF | Atmus Filtration Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.24%
Applied Finance IVS US SMID ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.23%
Applied Finance IVS US SMID ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.77%
Applied Finance IVS US SMID ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.95%
Applied Finance IVS US SMID ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.24%
Applied Finance IVS US SMID ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.57%
Applied Finance IVS US SMID ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.41%
Applied Finance IVS US SMID ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.17%
Applied Finance IVS US SMID ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
Applied Finance IVS US SMID ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.39%
Applied Finance IVS US SMID ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.42%
Applied Finance IVS US SMID ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.96%
Applied Finance IVS International Large ETF | ASML Holding NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.05%
Applied Finance IVS International Large ETF | Roche Holding AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.06%
Applied Finance IVS International Large ETF | AstraZeneca plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Applied Finance IVS International Large ETF | Novartis AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.73%
Applied Finance IVS International Large ETF | Deutsche Telekom AG [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.35%
Applied Finance IVS International Large ETF | LVMH Moet Hennessy Louis Vuitton [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.89%
Applied Finance IVS International Large ETF | L'Oreal SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Applied Finance IVS International Large ETF | Mitsubishi UFJ Financial Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.73%
Applied Finance IVS International Large ETF | Unilever plc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.72%
Applied Finance IVS International Large ETF | Rio Tinto Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.66%
Applied Finance IVS International Large ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.73%
Applied Finance IVS International Large ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%
Applied Finance IVS International Large ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.59%
Applied Finance IVS International Large ETF | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.45%
Applied Finance IVS International Large ETF | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.07%
Applied Finance IVS International Large ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.36%
Applied Finance IVS International Large ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.09%
Applied Finance IVS International Large ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Applied Finance IVS International Large ETF | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.12%
Applied Finance IVS International Large ETF | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.43%
Applied Finance IVS International Large ETF | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.07%